Decommissioning Liabilities (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 44.9	$ 44.6
Liability assumed on acquisition		(0.9)
Reclamation, Care and Maintenance Expenses	2.0
Accretion expense	2.8	3.0
Revisions to expected discounted cash flows	13.3	(1.8)
Ending balance	59.0	$ 44.9
Less: Current portion of decommissioning liability	(1.9)
Other non-current provisions	$ 57.1